UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21774
                                       -------------------

                        First Trust Exchange-Traded Fund
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
     -----------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              Wilmington, DE 19805
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    ------------------

Date of fiscal year end:  December 31, 2006
                          -------------------

Date of reporting period: September 30, 2006
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
         Common Stocks--100.3%
         Aerospace & Defense--0.8%
 2,116   Ladish Co., Inc.*                                    $        61,110
 1,399   United Industrial Corp.                                       74,847
                                                              ---------------
                                                                      135,957
                                                              ---------------
         Air Freight & Logistics--0.3%
 8,687   ABX Air, Inc.*                                                48,821
                                                              ---------------
         Airlines--0.3%
 7,409   ExpressJet Holdings, Inc.*                                    48,973
                                                              ---------------
         Auto Components--0.9%
 3,242   Aftermarket Technology Corp.*                                 57,578
   966   Bandag, Inc.                                                  39,645
 1,717   Fuel Systems Solutions, Inc.*                                 21,840
 1,246   GenTek, Inc.*                                                 34,402
                                                              ---------------
                                                                      153,465
                                                              ---------------
         Beverages--0.3%
 1,371   MGP Ingredients, Inc.                                         29,161
 1,245   National Beverage Corp.                                       14,828
                                                              ---------------
                                                                       43,989
                                                              ---------------
         Biotechnology--0.3%
 6,532   Enzon Pharmaceuticals, Inc.*                                  53,889
                                                              ---------------
         Building Products--2.4%
 1,595   American Woodmark Corp.                                       53,736
 1,208   Ameron International Corp.                                    80,260
 4,196   Apogee Enterprises, Inc.                                      63,821
 2,861   ElkCorp                                                       77,676
 2,313   Insteel Industries, Inc.                                      45,959
 1,437   PW Eagle, Inc.                                                43,124
 1,879   Trex Co., Inc.*                                               45,397
                                                              ---------------
                                                                      409,973
                                                              ---------------
         Capital Markets--1.6%
 3,429   Calamos Asset Management, Inc., Class A                      100,538
   802   GAMCO Investors, Inc., Class A                                30,524
 1,113   Penson Worldwide, Inc.*                                       19,978
 2,649   SWS Group, Inc.                                               65,934
 3,377   Thomas Weisel Partners Group, Inc.*                           54,201
                                                              ---------------
                                                                      271,175
                                                              ---------------

See Notes to Quarterly Portfolio of Investments.                       Page 1

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Chemicals--1.1%
 2,313   Koppers Holdings, Inc.                                $        43,878
 1,754   Pioneer Cos., Inc.*                                            42,991
 8,505   W.R. Grace & Co.*                                             112,775
                                                               ---------------
                                                                       199,644
                                                               ---------------
         Commercial Banks--8.6%
 1,878   Bank of the Ozarks, Inc.                                       63,608
 1,672   Banner Corp.                                                   68,619
 2,150   Center Financial Corp.                                         51,127
 2,378   Columbia Banking System, Inc.                                  76,120
 3,567   Community Banks, Inc.                                          95,595
 2,016   Community Trust Bancorp, Inc.                                  75,902
 5,898   First Financial Bancorp                                        93,837
 2,095   First Indiana Corp.                                            54,491
 2,621   First State Bancorporation                                     68,067
 2,189   Independent Bank Corp.                                         71,186
 3,210   Independent Bank Corp.                                         77,939
   728   Intervest Bancshares Corp.*                                    31,712
 3,640   Irwin Financial Corp.                                          71,198
 3,337   Mid-State Bancshares                                           91,300
 3,099   Midwest Banc Holdings, Inc.                                    75,678
 3,312   Nara Bancorp, Inc.                                             60,576
 1,893   Old Second Bancorp, Inc.                                       56,714
 2,934   Placer Sierra Bancshares                                       65,164
 2,185   Southwest Bancorp, Inc.                                        56,417
 2,798   Sterling Bancorp                                               55,009
 3,855   Texas Capital Bancshares, Inc.*                                72,166
 3,368   Wilshire Bancorp, Inc.                                         64,127
                                                               ---------------
                                                                     1,496,552
                                                               ---------------
         Commercial Services & Supplies--7.0%
 2,351   American Ecology Corp.                                         46,409
   260   AMREP Corp.                                                    12,706
 4,452   Bowne & Co., Inc.                                              63,575
 3,618   Casella Waste Systems, Inc., Class A*                          37,410
 8,123   CBIZ, Inc.*                                                    59,298
 1,889   CDI Corp.                                                      39,121
 1,738   CRA International, Inc.*                                       82,833
 3,789   Ennis, Inc.                                                    82,032
 1,933   Geo Group (The), Inc.*                                         81,669
 3,649   Healthcare Services Group                                      91,809
 2,734   Heidrick & Struggles International, Inc.*                      98,424
 2,169   Huron Consulting Group, Inc.*                                  85,025
 1,155   ICT Group, Inc.*                                               36,348
 5,894   Kforce, Inc.*                                                  70,315
 1,925   Layne Christensen Co.*                                         54,997
 3,437   LECG Corp.*                                                    64,478
 3,419   McGrath Rentcorp                                               87,526
 3,761   On Assignment, Inc.*                                           36,895


See Notes to Quarterly Portfolio of Investments.                        Page 2

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                               Market
Shares                                                         Value
         Common Stocks - (Continued)
         Commercial Services & Supplies--(Continued)
 1,575   PeopleSupport, Inc.*                                  $        29,138
 2,588   Pike Electric Corp.*                                           38,561
 1,576   Schawk, Inc.                                                   28,715
                                                               ---------------
                                                                     1,227,284
                                                               ---------------
         Communications Equipment--1.1%
 2,550   Anaren, Inc.*                                                  53,729
 3,120   Digi International, Inc.*                                      42,120
 3,077   Inter-Tel, Inc.                                                66,463
 3,611   Sirenza Microdevices, Inc.*                                    28,527
                                                               ---------------
                                                                       190,839
                                                               ---------------
         Construction & Engineering--1.5%
 5,776   Comfort Systems USA, Inc.                                      66,193
 4,035   Insituform Technologies, Inc., Class A*                        97,970
 3,025   Perini Corp.*                                                  63,162
 1,358   Sterling Construction Co., Inc.*                               27,241
                                                               ---------------
                                                                       254,566
                                                               ---------------
         Consumer Finance--1.2%
 2,290   Dollar Financial Corp.*                                        49,968
 1,706   EZCORP, Inc., Class A*                                         65,988
 4,312   First Cash Financial Services, Inc.*                           88,784
                                                               ---------------
                                                                       204,740
                                                               ---------------
         Containers & Packaging--0.9%
 1,005   AEP Industries, Inc.*                                          42,160
 2,953   Chesapeake Corp.                                               42,257
 4,007   Myers Industries, Inc.                                         68,119
                                                               ---------------
                                                                       152,536
                                                               ---------------
         Distributors--0.5%
 2,434   Keystone Automotive Industries, Inc.*                          92,541
                                                               ---------------
         Diversified Consumer Services--1.2%
 2,018   Pre-Paid Legal Services, Inc.                                  80,054
14,289   Stewart Enterprises, Inc., Class A                             83,734
 1,357   Vertrue, Inc.*                                                 53,357
                                                               ---------------
                                                                       217,145
                                                               ---------------

See Notes to Quarterly Portfolio of Investments.                        Page 3

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Diversified Financial Services--0.3%
 1,738   PICO Holdings, Inc.*                                  $       56,572
                                                               --------------
         Diversified Telecommunication Services--1.5%
 3,023   Consolidated Communications Holdings, Inc.                    56,560
 2,661   CT Communications, Inc.                                       57,797
 4,100   FairPoint Communications, Inc.                                71,340
 4,220   Iowa Telecommunications Services, Inc.                        83,514
                                                               --------------
                                                                      269,211
                                                               --------------
         Electrical Equipment--1.1%
 3,668   II-VI, Inc.*                                                  91,406
 2,108   Lamson & Sessions (The) Co.*                                  50,213
 2,942   LSI Industries, Inc.                                          47,808
                                                               --------------
                                                                      189,427
                                                               --------------
         Electronic Equipment & Instruments--2.9%
 5,349   CTS Corp.                                                     73,708
 2,600   DTS, Inc.*                                                    55,068
 3,319   Gerber Scientific, Inc.*                                      49,719
 2,806   LoJack Corp.*                                                 54,970
   622   OYO Geospace Corp.*                                           35,299
 2,731   Park Electrochemical Corp.                                    86,517
 5,683   TTM Technologies, Inc.*                                       66,491
 4,175   X-Rite, Inc.                                                  44,840
 2,493   Zygo Corp.*                                                   31,786
                                                               --------------
                                                                      498,398
                                                               --------------
         Energy Equipment & Services--1.6%
 3,132   Allis-Chalmers Energy, Inc.*                                  45,852
 1,631   Gulf Island Fabrication, Inc.                                 42,553
 3,090   Matrix Service Co.*                                           40,448
 1,768   PHI, Inc.*                                                    53,871
   978   Superior Well Services, Inc.*                                 19,364
 1,840   Trico Marine Services, Inc.*                                  62,101
 1,659   Union Drilling, Inc.*                                         18,249
                                                               --------------
                                                                      282,438
                                                               --------------
         Food & Staples Retailing--1.3%
 2,534   Andersons (The), Inc.                                         86,535
 1,950   Smart & Final, Inc.*                                          33,287
 5,130   Topps (The) Co., Inc.                                         45,965
 3,839   Wild Oats Markets, Inc.*                                      62,077
                                                               --------------
                                                                      227,864
                                                               --------------

See Notes to Quarterly Portfolio of Investments.                       Page 4

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value

         Common Stocks - (Continued)
         Food Products--0.8%
   924   Imperial Sugar Co.                                   $        28,755
 2,055   J & J Snack Foods Corp.                                       63,910
 2,074   Peet's Coffee & Tea, Inc.*                                    51,871
                                                              ---------------
                                                                      144,536
                                                              ---------------
         Health Care Equipment & Supplies--2.1%
 1,976   Angiodynamics, Inc.*                                          40,923
 3,544   Candela Corp.*                                                38,665
 3,257   Greatbatch, Inc.*                                             73,673
 1,966   ICU Medical, Inc.*                                            89,414
 4,616   Quidel Corp.*                                                 65,178
 1,428   Zoll Medical Corp.*                                           51,251
                                                              ---------------
                                                                      359,104
                                                              ---------------
         Health Care Providers & Services--4.2%
 2,381   Amedisys, Inc.*                                               94,453
 1,666   Bio-Reference Laboratories, Inc.*                             37,402
 3,739   Cross Country Healthcare, Inc.*                               63,563
 4,705   Five Star Quality Care, Inc.*                                 50,626
 3,758   Gentiva Health Services, Inc.*                                61,782
 2,110   LHC Group, Inc.*                                              47,095
 1,276   MWI Veterinary Supply, Inc.*                                  42,784
 5,143   Odyssey HealthCare, Inc.*                                     72,928
 3,591   Option Care, Inc.                                             48,083
 1,791   Providence Service (The) Corp.*                               49,414
 3,585   Res-Care, Inc.*                                               72,023
 3,420   Sun Healthcare Group, Inc.*                                   36,731
 3,194   Symbion, Inc.*                                                58,642
                                                              ---------------
                                                                      735,526
                                                              ---------------
         Health Care Technology--1.6%
 1,482   Computer Programs & Systems, Inc.                             48,565
 4,118   Omnicell, Inc.*                                               73,671
 4,197   Phase Forward, Inc.*                                          50,112
 6,422   TriZetto Group (The), Inc.*                                   97,229
                                                              ---------------
                                                                      269,577
                                                              ---------------
         Hotels, Restaurants & Leisure--5.1%
 3,836   AFC Enterprises*                                              55,392
 2,121   BJ'S Restaurants, Inc.*                                       46,683
 1,108   Buffalo Wild Wings, Inc.*                                     42,381
 2,952   California Pizza Kitchen, Inc.*                               88,353
 4,252   Great Wolf Resorts, Inc.*                                     50,854
 4,001   Interstate Hotels & Resorts, Inc.*                            43,131
 2,573   Landry's Restaurants, Inc.                                    77,576
 2,559   Lone Star Steakhouse & Saloon, Inc.                           71,063
 3,193   Marcus Corp.                                                  73,343


See Notes to Quarterly Portfolio of Investments.                       Page 5

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
Shares                                                          Value
         Common Stocks - (Continued)
         Hotels, Restaurants & Leisure--(Continued)
 2,110   McCormick & Schmick's Seafood Restaurants, Inc.*       $      47,454
 1,297   Monarch Casino & Resort, Inc.*                                25,149
 3,443   O'Charley's, Inc.*                                            65,314
 1,937   Red Robin Gourmet Burgers, Inc.*                              89,315
 2,590   Ruth's Chris Steak House*                                     48,744
 3,818   Steak N Shake (The) Co.*                                      64,486
                                                                -------------
                                                                      889,238
                                                                -------------
         Household Durables--1.2%
   956   California Coastal Communities, Inc.*                         19,655
 3,666   Kimball International, Inc., Class B                          70,753
 1,321   Lifetime Brands, Inc.                                         24,465
 1,839   M/I Homes, Inc.                                               65,009
 1,741   Stanley Furniture Co., Inc.                                   37,101
                                                                -------------
                                                                      216,983
                                                                -------------
         Household Products--0.5%
 2,373   WD-40 Co.                                                     84,645
                                                                -------------
         Industrial Conglomerates--0.9%
 2,696   Raven Industries, Inc.                                        80,907
 4,101   Tredegar Corp.                                                68,651
                                                                -------------
                                                                      149,558
                                                                -------------
         Insurance--2.7%
 1,078   American Physicians Capital, Inc.*                            52,154
 2,710   Bristol West Holdings, Inc.                                   39,431
 2,346   Direct General Corp.                                          31,577
   934   EMC Insurance Group, Inc.                                     26,937
 4,644   Fidelity National Title Group, Inc., Class A                  97,337
 1,546   FPIC Insurance Group, Inc.*                                   61,237
 3,885   Meadowbrook Insurance Group, Inc.*                            43,745
 2,323   Seabright Insurance Holdings, Inc.*                           32,452
 2,528   Tower Group, Inc.                                             84,309
                                                                -------------
                                                                      469,179
                                                                -------------
         Internet & Catalog Retail--0.6%
 2,160   Blue Nile, Inc.*                                              78,516
 1,884   FTD Group, Inc.*                                              29,108
                                                                -------------
                                                                      107,624
                                                                -------------
         Internet Software & Services--2.0%
16,046   Art Technology Group, Inc.*                                   41,078
 2,726   eCollege.com, Inc.*                                           43,589
 3,676   Online Resources Corp.*                                       45,031
 3,297   Perficient, Inc.*                                             51,697


See Notes to Quarterly Portfolio of Investments.                       Page 6

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
Shares                                                          Value

         Common Stocks - (Continued)
         Internet Software & Services--(Continued)
 3,961   Stellent, Inc.                                         $      42,937
 4,437   Vignette Corp.*                                               60,077
 8,229   webMethods, Inc.*                                             62,952
                                                                -------------
                                                                      347,361
                                                                -------------
         IT Services--3.1%
 8,119   Ciber, Inc.*                                                  53,829
 2,044   Forrester Research, Inc.*                                     53,778
 3,917   Gevity HR, Inc.                                               89,229
 4,056   Lightbridge, Inc.*                                            47,536
 2,725   ManTech International Corp., Class A*                         89,952
 3,195   MAXIMUS, Inc.                                                 83,390
 1,862   SI International, Inc.*                                       59,547
 5,211   Tyler Technologies, Inc.*                                     67,378
                                                                -------------
                                                                      544,639
                                                                -------------
         Leisure Equipment & Products--1.2%
 4,105   Jakks Pacific, Inc.*                                          73,192
 6,955   K2, Inc.*                                                     81,583
 4,322   Smith & Wesson Holding Corp.*                                 59,989
                                                                -------------
                                                                      214,764
                                                                -------------
         Life Sciences Tools & Services--1.2%
 3,976   Cambrex Corp.                                                 82,343
 1,671   Kendle International, Inc.*                                   53,505
 2,971   PRA International*                                            79,296
                                                                -------------
                                                                      215,144
                                                                -------------
         Machinery--5.1%
 3,210   Accuride Corp.*                                               35,342
 1,349   American Railcar Industries, Inc.                             39,269
 1,073   Ampco-Pittsburgh Corp.                                        33,188
 1,686   Badger Meter, Inc.                                            42,470
 1,625   Cascade Corp.                                                 74,181
 1,943   CIRCOR International, Inc.                                    59,359
 3,128   Commercial Vehicle Group, Inc.*                               60,245
 5,538   Flow International Corp.*                                     71,828
 1,591   Gehl Co.*                                                     42,607
 2,058   Greenbrier Cos., Inc.                                         59,703
 2,094   Kadant, Inc.*                                                 51,429
 1,609   Lindsay Manufacturing Co.                                     46,259
 1,095   Middleby Corp.*                                               84,380
 2,853   RBC Bearings, Inc.*                                           68,900
 1,949   Robbins & Myers, Inc.                                         60,263


See Notes to Quarterly Portfolio of Investments.                       Page 7

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
Shares                                                          Value
         Common Stocks - (Continued)
         Machinery--(Continued)
 2,450   Tennant Co.                                            $      59,633
                                                                -------------
                                                                      889,056
                                                                -------------
         Marine--0.2%
 1,754   Genco Shipping & Trading Ltd. (Marshall Islands)              39,746
                                                                -------------
         Media--1.9%
 5,052   Cox Radio, Inc., Class A*                                     77,548
 8,375   Entravision Communications Corp., Class A*                    62,310
 6,874   Journal Communications, Inc., Class A                         77,470
 7,064   Sinclair Broadcast Group, Inc., Class A                       55,452
 2,999   World Wrestling Entertainment, Inc.                           49,274
                                                                -------------
                                                                      322,054
                                                                -------------
         Metals & Mining--1.1%
 1,631   A.M. Castle & Co.                                             43,776
 2,876   Brush Engineered Materials, Inc.*                             71,526
 1,224   Olympic Steel, Inc.                                           30,429
 1,929   Steel Technologies, Inc.                                      37,866
                                                                -------------
                                                                      183,597
                                                                -------------
         Multiline Retail--0.7%
 1,585   Bon-Ton Stores (The), Inc.                                    47,138
 5,557   Fred's, Inc.                                                  70,129
                                                                -------------
                                                                      117,267
                                                                -------------
         Oil, Gas & Consumable Fuels--3.8%
 1,957   Atlas Pipeline Partners LP                                    84,875
 3,079   Callon Petroleum Co.*                                         41,751
 1,742   Calumet Specialty Products Partners, LP                       55,657
   863   Clayton Williams Energy, Inc.*                                26,149
 2,384   Double Hull Tankers, Inc. (Marshall Islands)                  32,780
 5,538   Harvest Natural Resources, Inc.*                              57,318
 1,792   Maritrans, Inc.                                               65,587
 3,696   McMoRan Exploration Co.*                                      65,567
12,910   Meridian Resource Corp.*                                      39,505
 6,544   PetroQuest Energy, Inc.*                                      68,254
 2,387   Regency Energy Partners LP                                    57,718
 1,976   Williams Partners LP                                          71,314
                                                                -------------
                                                                      666,475
                                                                -------------
         Paper & Forest Products--0.3%
 2,298   Schweitzer-Mauduit International, Inc.                        43,616
                                                                -------------


See Notes to Quarterly Portfolio of Investments.                       Page 8

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
Shares                                                          Value
         Common Stocks - (Continued)
         Personal Products--1.0%
 2,239   Chattem, Inc.*                                         $      78,634
 2,249   Mannatech, Inc.                                               39,852
 5,230   Prestige Brands Holdings, Inc.*                               58,262
                                                                -------------
                                                                      176,748
                                                                -------------
         Pharmaceuticals--0.3%
 2,084   CNS, Inc.                                                     58,831
                                                                -------------
         Real Estate Investment Trusts--2.0%
 2,416   Arbor Realty Trust, Inc.                                      61,753
 4,946   Capital Lease Funding, Inc.                                   54,851
 4,260   Kite Realty Group Trust                                       72,590
 6,307   NorthStar Realty Finance Corp.                                80,099
 2,469   Ramco-Gershenson Properties                                   78,885
                                                                -------------
                                                                      348,178
                                                                -------------
         Road & Rail--1.6%
 3,395   Celadon Group, Inc.*                                          56,493
   850   P.A.M. Transportation Services, Inc.*                         21,301
 1,281   Quality Distribution, Inc.*                                   18,856
 5,749   RailAmerica, Inc.*                                            62,779
 2,185   Saia, Inc.*                                                   71,231
 1,350   U.S. Xpress Enterprises, Inc., Class A*                       31,253
   832   Universal Truckload Services, Inc.*                           21,607
                                                                -------------
                                                                      283,520
                                                                -------------
         Semiconductors & Semiconductor Equipment--3.1%
 5,261   Advanced Energy Industries, Inc.*                             89,647
   969   Eagle Test Systems, Inc.*                                     16,008
 2,721   Intevac, Inc.*                                                45,713
 6,381   MIPS Technologies, Inc.*                                      43,072
 5,814   Photronics, Inc.*                                             82,152
13,505   Silicon Storage Technology, Inc.*                             55,641
 3,307   Standard Microsystems Corp.*                                  93,985
20,930   Triquint Semiconductor, Inc.*                                108,835
                                                                -------------
                                                                      535,053
                                                                -------------
         Software--1.6%
 2,066   i2 Technologies, Inc.*                                        38,696
 4,048   Manhattan Associates, Inc.*                                   97,720
 3,040   Open Solutions, Inc.*                                         87,582
 3,855   Sonic Solutions, Inc.*                                        58,750
                                                                -------------
                                                                      282,748
                                                                -------------
         Specialty Retail--3.6%
 2,336   A.C. Moore Arts & Crafts, Inc.*                               44,454

See Notes to Quarterly Portfolio of Investments.                       Page 9

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
Shares                                                          Value

         Common Stocks - (Continued)
         Specialty Retail--(Continued)
 3,167   Big 5 Sporting Goods Corp.                             $      72,208
 2,036   Cache, Inc.*                                                  36,424
 4,609   Casual Male Retail Group, Inc.*                               63,282
 3,337   Charlotte Russe Holding, Inc.*                                91,900
 2,411   DSW, Inc., Class A*                                           75,947
 2,720   Haverty Furniture Cos., Inc.                                  43,384
 2,344   Lithia Motors, Inc., Class A                                  57,944
 2,163   Midas, Inc.*                                                  44,731
 2,112   Monro Muffler, Inc.                                           71,829
 1,219   Shoe Carnival, Inc.*                                          30,743
                                                                -------------
                                                                      632,846
                                                                -------------
         Textiles, Apparel & Luxury Goods--3.1%
 1,565   Deckers Outdoor Corp.*                                        74,056
 2,780   Movado Group, Inc.                                            70,668
 2,282   Oxford Industries, Inc.                                       97,920
 1,120   Perry Ellis International, Inc.*                              34,586
 3,678   Skechers U.S.A., Inc., Class A*                               86,470
 5,171   Stride Rite Corp.                                             72,187
 2,062   True Religion Apparel, Inc.*                                  43,529
 2,043   UniFirst Corp.                                                63,823
                                                                -------------
                                                                      543,239
                                                                -------------
         Thrifts & Mortgage Finance--3.4%
 5,028   Dime Community Bancshares                                     74,062
 1,372   Federal Agricultural Mortgage Corp., Class C                  36,317
 2,880   Flushing Financial Corp.                                      50,400
 3,485   Franklin Bank Corp.*                                          69,282
 3,913   KNBT Bancorp, Inc.                                            62,921
 6,263   Partners Trust Financial Group, Inc.                          67,077
 6,354   Provident New York Bancorp                                    86,922
 2,435   TierOne Corp.                                                 82,620
   983   WSFS Financial Corp.                                          61,133
                                                                -------------
                                                                      590,734
                                                                -------------
         Trading Companies & Distributors--0.9%
 3,291   Kaman Corp.                                                   59,271
 2,151   Nuco2, Inc.*                                                  57,862
 2,540   Rush Enterprises, Inc., Class A*                              42,367
                                                                -------------
                                                                      159,500
                                                                -------------
         Water Utilities--0.2%
 3,379   Southwest Water Co.                                           41,325
                                                                -------------

See Notes to Quarterly Portfolio of Investments.                      Page 10

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                                Market
 Shares                                                         Value
          Common Stocks - (Continued)
          Wireless Telecommunication Services--0.5%
 3,674    USA Mobility, Inc.                                    $      83,914
                                                                -------------
          Total Common Stocks
          (Cost $17,851,131)                                       17,472,324
                                                                -------------
          Total Investments--100.3%
          (Cost $17,851,131)(a)                                    17,472,324
          Net Other Assets & Liabilities--(0.3%)                      (53,813)
                                                                -------------
          Net Assets--100.0%                                    $  17,418,511
                                                                =============

          *Non-income producing security.

        (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $626,261 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,005,068.


See Notes to Quarterly Portfolio of Investments.                        Page 11

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Portfolio of Investments
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks--99.6%
         Chemicals--4.2%
19,104   Dow Chemical (The) Co.                               $     744,674
16,921   E.I. du Pont de Nemours & Co.                              724,896
 4,138   Lyondell Chemical Co.                                      104,981
 1,850   Olin Corp.                                                  28,416
 1,997   RPM International, Inc.                                     37,923
                                                              -------------
                                                                  1,640,890
                                                              -------------
         Commercial Banks--14.9%
 5,893   AmSouth Bancorp                                            171,133
10,497   BB&T Corp.                                                 459,559
   432   Chemical Financial Corp.                                    12,822
   972   Citizens Banking Corp.                                      25,525
 3,410   Comerica, Inc.                                             194,097
   514   Community Bank System, Inc.                                 11,390
 1,699   F.N.B. Corp.                                                28,305
 9,708   Fifth Third Bancorp                                        369,681
 1,772   First Commonwealth Financial Corp.                          23,089
   808   First Financial Bancorp                                     12,855
 2,892   First Horizon National Corp.                               109,925
 1,815   FirstMerit Corp.                                            42,054
 3,088   Fulton Financial Corp.                                      49,995
 4,750   Huntington Bancshares, Inc.                                113,668
 7,598   KeyCorp                                                    284,469
12,634   National City Corp.                                        462,404
   551   NBT Bancorp, Inc.                                           12,816
 1,341   Old National Bancorp                                        25,613
   200   Park National Corp.                                         20,018
 8,783   Regions Financial Corp.                                    323,127
 1,252   Republic Bancorp, Inc.                                      16,689
 2,057   Sky Financial Group, Inc.                                   51,219
 1,000   Susquehanna Bancshares, Inc.                                24,440
 2,274   TCF Financial Corp.                                         59,783
36,041   US Bancorp                                               1,197,282
 1,961   Valley National Bancorp                                     50,143
30,034   Wachovia Corp.                                           1,675,896
   339   WesBanco, Inc.                                               9,906
                                                              -------------
                                                                  5,837,903
                                                              -------------
         Commercial Services & Supplies--0.1%
 2,343   Deluxe Corp.                                                40,065
                                                              -------------
         Diversified Consumer Services--0.1%
 5,506   ServiceMaster (The) Co.                                     61,722
                                                              -------------
         Diversified Financial Services--19.9%
72,556   Bank of America Corp.                                    3,886,825
78,535   Citigroup, Inc.                                          3,900,833
                                                              -------------
                                                                  7,787,658
                                                              -------------
         Diversified Telecommunication Services--15.9%
81,610   AT&T, Inc.                                               2,657,221
25,549   BellSouth Corp.                                          1,092,220

See Notes to Quarterly Portfolio of Investments.                         Page 1

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Diversified Telecommunication Services--(Continued)
66,113   Verizon Communications, Inc.                         $   2,454,776
                                                              -------------
                                                                  6,204,217
                                                              -------------
         Electric Utilities--5.3%
 1,022   Cleco Corp.                                                 25,795
 2,097   DPL, Inc.                                                   56,871
 5,347   FirstEnergy Corp.                                          298,683
 6,323   FPL Group, Inc.                                            284,535
 2,141   Great Plains Energy, Inc.                                   66,414
 1,844   Hawaiian Electric Industries, Inc.                          49,899
 2,352   Northeast Utilities                                         54,731
   499   Otter Tail Corp.                                            14,591
 2,237   Pinnacle West Capital Corp.                                100,777
 6,377   PPL Corp.                                                  209,803
 7,066   Progress Energy, Inc.                                      320,655
16,843   Southern (The) Co.                                         580,410
                                                              -------------
                                                                  2,063,164
                                                              -------------
         Food Products--0.8%
20,190   Sara Lee Corp.                                             324,453
                                                              -------------
         Gas Utilities--1.0%
 1,617   AGL Resources, Inc.                                         59,021
 1,803   Atmos Energy Corp.                                          51,476
   439   Laclede Group (The), Inc.                                   14,083
 1,301   National Fuel Gas Co.                                       47,291
   949   Nicor, Inc.                                                 40,579
   496   Northwest Natural Gas Co.                                   19,483
 1,841   Oneok, Inc.                                                 69,571
 1,326   Piedmont Natural Gas Co.                                    33,561
   457   South Jersey Industries, Inc.                               13,669
 1,067   WGL Holdings, Inc.                                          33,440
                                                              -------------
                                                                    382,174
                                                              -------------
         Household Durables--0.1%
 1,478   Tupperware Brands Corp.                                     28,762
                                                              -------------
         Household Products--1.2%
 7,009   Kimberly-Clark Corp.                                       458,108
                                                              -------------
         Independent Power Producers & Energy Traders--0.1%
   634   Black Hills Corp.                                           21,309
                                                              -------------
         Insurance--0.3%
 2,160   Arthur J. Gallagher & Co.                                   57,607
   510   Mercury General Corp.                                       25,301
   875   Unitrin, Inc.                                               38,649
                                                              -------------
                                                                    121,557
                                                              -------------

See Notes to Quarterly Portfolio of Investments.                         Page 2

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Common Stocks - (Continued)
          Metals & Mining--0.1%
  1,329   Worthington Industries, Inc.                        $      22,673
                                                              -------------
          Multi-Utilities--7.3%
  4,988   Ameren Corp.                                              263,317
  6,239   Consolidated Edison, Inc.                                 288,242
  6,368   Dominion Resources, Inc.                                  487,088
  4,426   DTE Energy Co.                                            183,723
 25,518   Duke Energy Corp.                                         770,644
  3,639   Energy East Corp.                                          86,317
  3,956   KeySpan Corp.                                             162,750
  1,990   NSTAR                                                      66,386
  1,691   OGE Energy Corp.                                           61,062
    990   PNM Resources, Inc.                                        27,294
  4,358   Public Service Enterprise Group, Inc.                     266,666
  2,189   SCANA Corp.                                                88,151
  1,750   Vectren Corp.                                              46,988
    976   WPS Resources Corp.                                        48,439
                                                              -------------
                                                                  2,847,067
                                                              -------------
          Oil, Gas & Consumable Fuels--0.5%
  1,837   Kinder Morgan, Inc.                                       192,609
                                                              -------------
          Pharmaceuticals--16.0%
 44,399   Bristol-Myers Squibb Co.                                1,106,423
 40,516   Merck & Co., Inc.                                       1,697,620
120,807   Pfizer, Inc.                                            3,426,087
                                                              -------------
                                                                  6,230,130
                                                              -------------
          Thrifts & Mortgage Finance--3.2%
    644   Dime Community Bancshares                                   9,486
    811   Flagstar Bancorp, Inc.                                     11,800
  8,142   New York Community Bancorp, Inc.                          133,366
  2,188   TrustCo Bank Corp.                                         23,718
  1,571   Washington Federal, Inc.                                   35,253
 23,800   Washington Mutual, Inc.                                 1,034,586
                                                              -------------
                                                                  1,248,209
                                                              -------------
          Tobacco--8.6%
 38,305   Altria Group, Inc.                                      2,932,248
  3,263   Reynolds American, Inc.                                   202,208
    585   Universal Corp.                                            21,370
  3,473   UST, Inc.                                                 190,425
                                                              -------------
                                                                  3,346,251
                                                              -------------
          Total Common Stocks
          (Cost $36,257,125)                                  $  38,858,921
                                                              -------------

See Notes to Quarterly Portfolio of Investments.                         Page 3

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


          Total Investments)--99.6%
          (Cost $36,257,125)(a)                               $  38,858,921
          Net Other Assets & Liabilities--0.4%                      146,784
                                                              -------------
          Net Assets--100.0%                                  $  39,005,705
                                                              =============


          (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,715,001 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $113,205.


See Notes to Quarterly Portfolio of Investments.                       Page 4

First Trust IPOX-100 Index Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
         Common Stocks--100.5%
         Airlines--0.5%
 1,812   Copa Holdings SA, Class A (Panama)                   $      62,206
                                                              -------------
         Auto Components--1.1%
 2,236   LKQ Corp.*                                                  49,125
 4,264   TRW Automotive Holdings Corp.*                             102,634
                                                              -------------
                                                                    151,759
                                                              -------------
         Biotechnology--1.0%
 1,797   Myogen, Inc.*                                               63,039
 2,535   Theravance, Inc.*                                           68,546
                                                              -------------
                                                                    131,585
                                                              -------------
         Capital Markets--6.8%
10,317   Ameriprise Financial, Inc.                                 483,867
 1,542   Cohen & Steers, Inc.                                        49,899
 1,202   GFI Group, Inc.*                                            66,459
 1,218   Greenhill & Co., Inc.                                       81,630
 4,216   Lazard Ltd., Class A (Bermuda)                             168,556
 2,639   optionsXpress Holdings, Inc.                                73,575
                                                              -------------
                                                                    923,986
                                                              -------------
         Chemicals--4.1%
 6,713   Celanese Corp., Series A                                   120,163
 9,378   Huntsman Corp.*                                            170,679
 6,054   Nalco Holdings Co.*                                        112,120
 3,123   Rockwood Holdings, Inc.*                                    62,398
 2,758   Westlake Chemical Corp.                                     88,284
                                                              -------------
                                                                    553,644
                                                              -------------
         Commercial Services & Supplies--2.4%
 2,265   ACCO Brands Corp.*                                          50,419
 3,805   Adesa, Inc.                                                 87,934
 1,915   American Reprographics Co.*                                 61,395
 3,483   Global Cash Access Holdings, Inc.*                          52,558
 2,486   IHS, Inc., Class A*                                         79,751
                                                              -------------
                                                                    332,057
                                                              -------------
         Consumer Finance--2.2%
 3,471   Advance America Cash Advance Centers, Inc.                  50,052
 2,668   First Marblehead (The) Corp.                               184,786
 2,288   Nelnet, Inc., Class A*                                      70,333
                                                              -------------
                                                                    305,171
                                                              -------------


See Notes to Quarterly Portfolio of Investments.                        Page 1

First Trust IPOX-100 Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Diversified Consumer Services--0.3%
 1,460   Jackson Hewitt Tax Service, Inc.                     $      43,815
                                                              -------------
         Diversified Financial Services--3.6%
 6,607   NYSE Group, Inc.*                                          493,873
                                                              -------------
         Diversified Telecommunication Services--3.2%
 6,311   Embarq Corp.                                               305,263
 3,094   NeuStar, Inc., Class A*                                     85,859
 6,549   Vonage Holdings Corp.*                                      45,057
                                                              -------------
                                                                    436,179
                                                              -------------
         Electric Utilities--0.3%
 1,409   ITC Holdings Corp.                                          43,961
                                                              -------------
         Electronic Equipment & Instruments--1.6%
 3,993   Cogent, Inc.*                                               54,824
 4,520   Dolby Laboratories, Inc., Class A*                          89,721
 2,917   SunPower Corp., Class A*                                    80,918
                                                              -------------
                                                                    225,463
                                                              -------------
         Energy Equipment & Services--1.9%
 2,987   Complete Production Services, Inc.*                         58,963
 3,618   Dresser-Rand Group, Inc.*                                   73,807
 1,349   Hercules Offshore, Inc.*                                    41,886
 2,622   Todco*                                                      90,722
                                                              -------------
                                                                    265,378
                                                              -------------
         Health Care Equipment & Supplies--0.7%
 3,034   Kinetic Concepts, Inc.*                                     95,450
                                                              -------------
         Health Care Providers & Services--2.5%
 4,275   Brookdale Senior Living, Inc.                              198,445
 2,423   Healthspring, Inc.*                                         46,643
 1,719   WellCare Health Plans, Inc.*                                97,347
                                                              -------------
                                                                    342,435
                                                              -------------
         Health Care Technology--0.6%
 2,373   WebMD Health Corp., Class A*                                81,489
                                                              -------------
         Hotels, Restaurants & Leisure--5.0%
 5,632   Burger King Holdings, Inc.*                                 89,887
 2,632   Domino's Pizza, Inc.                                        67,511
 1,535   Life Time Fitness, Inc.*                                    71,055
 8,182   Tim Hortons, Inc.                                          215,187
 8,480   Wyndham Worldwide Corp.*                                   237,185
                                                              -------------
                                                                    680,825
                                                              -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

First Trust IPOX-100 Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Household Durables--0.8%
 3,852   Sealy Corp.                                          $      50,307
 3,507   Tempur-Pedic International, Inc.*                           60,215
                                                              -------------
                                                                    110,522
                                                              -------------
         Independent Power Producers & Energy Traders--0.4%
 1,506   Ormat Technologies, Inc.                                    49,276
                                                              -------------
         Insurance--12.5%
 2,552   Allied World Assurance Holdings, Ltd.* (Bermuda)           103,101
 4,032   Aspen Insurance Holdings Ltd. (Bermuda)                    104,147
 5,344   Assurant, Inc.                                             285,423
 3,100   Assured Guaranty Ltd. (Bermuda)                             80,383
 6,436   Axis Capital Holdings Ltd. (Bermuda)                       223,265
 2,798   Endurance Specialty Holdings Ltd. (Bermuda)                 98,657
19,258   Genworth Financial, Inc., Class A                          674,223
 1,616   National Financial Partners Corp.                           66,304
 2,715   Security Capital Assurance Ltd.* (Bermuda)                  65,024
                                                              -------------
                                                                  1,700,527
                                                              -------------
         Internet Software & Services--9.8%
 3,319   Google, Inc., Class A*                                   1,333,906
                                                              -------------
         IT Services--3.8%
 5,713   MasterCard, Inc., Class A                                  401,910
 2,879   VeriFone Holdings, Inc.*                                    82,195
 1,708   Wright Express Corp.*                                       41,094
                                                              -------------
                                                                    525,199
                                                              -------------
         Machinery--0.4%
 1,334   Bucyrus International, Inc., Class A                        56,588
                                                              -------------
         Media--12.9%
15,004   Clear Channel Outdoor Holdings, Inc., Class A*             306,082
 4,370   DreamWorks Animation SKG, Inc., Class A*                   108,857
 1,752   Morningstar, Inc.*                                          64,649
30,028   Viacom, Inc., Class B*                                   1,116,441
 6,286   Warner Music Group Corp.                                   163,122
                                                              -------------
                                                                  1,759,151
                                                              -------------
         Oil, Gas & Consumable Fuels--5.0%
 1,981   Alon USA Energy, Inc.                                       58,420
 2,751   Alpha Natural Resources, Inc.*                              43,356
 1,771   Aventine Renewable Energy Holdings, Inc.*                   37,882
 1,863   Bill Barrett Corp.*                                         45,755
 2,716   Bois d'Arc Energy, Inc.*                                    41,555
   648   Crosstex Energy, Inc.                                       58,041
 4,404   EXCO Resources, Inc.*                                       54,654

See Notes to Quarterly Portfolio of Investments.                        Page 3

First Trust IPOX-100 Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks- (Continued)
         Oil, Gas & Consumable Fuels--(Continued)
 1,936   Foundation Coal Holdings, Inc.                       $      62,668
 3,184   VeraSun Energy Corp.*                                       51,103
 3,213   W&T Offshore, Inc.                                          93,852
 2,894   Western Refining, Inc.                                      67,257
 1,564   Whiting Petroleum Corp.*                                    62,716
                                                              -------------
                                                                    677,259
                                                              -------------
         Personal Products--0.8%
 3,012   Herbalife Ltd. (Cayman Islands)*                           114,095
                                                              -------------
         Real Estate Investment Trusts--1.4%
 7,434   CapitalSource, Inc.                                        191,946
                                                              -------------
         Real Estate Management & Development--3.2%
 9,466   CB Richard Ellis Group, Inc., Class A*                     232,863
 9,035   Realogy Corp.*                                             204,914
                                                              -------------
                                                                    437,777
                                                              -------------
         Semiconductors & Semiconductor Equipment--7.3%
 1,949   Formfactor, Inc.*                                           82,111
17,170   Freescale Semiconductor, Inc., Class A*                    653,318
 1,279   Hittite Microwave Corp.*                                    56,916
 2,173   Sirf Technology Holdings, Inc.*                             52,130
 5,453   Spansion, Inc., Class A*                                    90,902
 1,970   Tessera Technologies, Inc.*                                 68,517
                                                              -------------
                                                                  1,003,894
                                                              -------------
         Software--0.8%
 3,948   NAVTEQ Corp.*                                              103,082
                                                              -------------
         Specialty Retail--1.5%
 3,103   Cabela's, Inc., Class A*                                    67,428
 1,859   DSW, Inc., Class A*                                         58,559
 2,454   J. Crew Group, Inc.*                                        73,791
                                                              -------------
                                                                    199,778
                                                              -------------
         Textiles, Apparel & Luxury Goods--0.5%
 2,462   Carter's, Inc.*                                             64,972
                                                              -------------
         Thrifts & Mortgage Finance--0.5%
 4,646   NewAlliance Bancshares, Inc.                                68,064
                                                              -------------
         Trading Companies & Distributors--0.8%
 2,120   Aircastle Ltd. (Bermuda)                                    61,607
 2,157   UAP Holding Corp.                                           46,095
                                                              -------------
                                                                    107,702
                                                              -------------

See Notes to Quarterly Portfolio of Investments.                        Page 4

First Trust IPOX-100 Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Wireless Telecommunication Services--0.3%
 2,873   Syniverse Holdings, Inc.*                            $      43,095
                                                              -------------
         Total Common Stocks
         (Cost $14,256,599)                                      13,716,109
                                                              -------------

         Total Investments--100.5%
         (Cost $14,256,599)(a)                                   13,716,109
         Net Other Assets & Liabilities--(0.5%)                     (64,029)
                                                              -------------
         Net Assets--100.0%                                   $  13,652,080

         *Non-income producing security.

         (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $493,976 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,034,466.

See Notes to Quarterly Portfolio of Investments.                       Page 5

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Common Stocks--100.3%
          Air Freight & Logistics--2.0%
  4,706   CH Robinson Worldwide, Inc.                         $    209,793
  5,176   Expeditors International of Washington, Inc.             230,747
                                                              ------------
                                                                   440,540
                                                              ------------
          Biotechnology--7.0%
  3,058   Amgen, Inc.*                                             218,739
  4,560   Amylin Pharmaceuticals, Inc.*                            200,959
  4,753   Biogen Idec, Inc.*                                       212,364
  4,985   Celgene Corp.*                                           215,851
  3,149   Genzyme Corp.*                                           212,463
  3,369   Gilead Sciences, Inc.*                                   231,450
  7,543   MedImmune, Inc.*                                         220,331
                                                              ------------
                                                                 1,512,157
                                                              ------------
          Chemicals--1.0%
  2,903   Sigma-Aldrich Corp.                                      219,670
                                                              ------------
          Commercial Services & Supplies--2.0%
  5,587   Cintas Corp.                                             228,117
  5,572   Monster Worldwide, Inc.*                                 201,651
                                                              ------------
                                                                   429,768
                                                              ------------
          Communications Equipment--8.2%
  9,588   Cisco Systems, Inc.*                                     220,524
 10,202   Comverse Technology, Inc.*                               218,731
 95,404   JDS Uniphase Corp.*                                      208,935
 14,101   Juniper Networks, Inc.*                                  243,665
  5,404   QUALCOMM, Inc.                                           196,435
  2,581   Research In Motion Ltd. (Canada)*                        264,966
  6,285   Telefonaktiebolaget LM Ericsson ADR (Sweden)             216,518
 20,000   Tellabs, Inc.*                                           219,200
                                                              ------------
                                                                 1,788,974
                                                              ------------
          Computers & Peripherals--5.0%
  2,965   Apple Computer, Inc.*                                    228,394
  9,322   Dell, Inc.*                                              212,914
  6,155   Network Appliance, Inc.*                                 227,797
  3,648   SanDisk Corp.*                                           195,314
 42,191   Sun Microsystems, Inc.*                                  209,689
                                                              ------------
                                                                 1,074,108
                                                              ------------
          Diversified Consumer Services--0.9%
  4,143   Apollo Group, Inc., Class A*                             204,001
                                                              ------------
          Electrical Equipment--1.2%
 11,959   American Power Conversion Corp.                          262,620
                                                              ------------


See Notes to Quarterly Portfolio of Investments.                         Page 1

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Electronic Equipment & Instruments--2.1%
  3,561   CDW Corp.                                           $     219,642
 18,071   Flextronics International Ltd. (Singapore)*               228,418
                                                              -------------
                                                                    448,060
                                                              -------------
          Energy Equipment & Services--0.8%
  7,660   Patterson-UTI Energy, Inc.                                182,002
                                                              -------------
          Food & Staples Retailing--2.1%
  4,393   Costco Wholesale Corp.                                    218,244
  3,978   Whole Foods Market, Inc.                                  236,413
                                                              -------------
                                                                    454,657
                                                              -------------
          Health Care Equipment & Supplies--2.9%
  6,529   Biomet, Inc.                                              210,169
  6,461   DENTSPLY International, Inc.                              194,541
  2,205   Intuitive Surgical, Inc.*                                 232,516
                                                              -------------
                                                                    637,226
                                                              -------------
          Health Care Providers & Services--2.9%
  2,535   Express Scripts, Inc.*                                    191,367
  5,701   Lincare Holdings, Inc.*                                   197,483
  6,808   Patterson Cos., Inc.*                                     228,817
                                                              -------------
                                                                    617,667
                                                              -------------
          Hotels, Restaurants & Leisure--1.9%
  6,621   Starbucks Corp.*                                          225,445
  2,770   Wynn Resorts Ltd.*                                        188,388
                                                              -------------
                                                                    413,833
                                                              -------------
          Household Durables--1.0%
  4,431   Garmin Ltd. (Cayman Islands)                              216,144
                                                              -------------
          Internet & Catalog Retail--2.9%
  6,571   Amazon.com, Inc.*                                         211,061
 12,690   Expedia, Inc.*                                            198,979
  7,429   IAC/InterActiveCorp*                                      213,658
                                                              -------------
                                                                    623,698
                                                              -------------
          Internet Software & Services--5.0%
  5,166   Akamai Technologies, Inc.*                                258,248
  7,385   eBay, Inc.*                                               209,439
    551   Google, Inc., Class A*                                    221,447
 10,408   VeriSign, Inc.*                                           210,242
  7,286   Yahoo!, Inc.*                                             184,190
                                                              -------------
                                                                  1,083,566
                                                              -------------


See Notes to Quarterly Portfolio of Investments.                        Page 2

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          IT Services--4.2%
  5,931   CheckFree Corp.*                                    $    245,068
  2,962   Cognizant Technology Solutions Corp., Class A*           219,366
  4,833   Fiserv, Inc.*                                            227,586
  5,896   Paychex, Inc.                                            217,268
                                                              ------------
                                                                   909,288
                                                              ------------
          Machinery--1.8%
  4,588   Joy Global, Inc.                                         172,555
  3,757   Paccar, Inc.                                             214,224
                                                              ------------
                                                                   386,779
                                                              ------------
          Media--7.9%
  6,044   Comcast Corp., Class A*                                  222,721
 15,403   Discovery Holding Co., Class A*                          222,727
  6,408   EchoStar Communications Corp., Class A*                  209,798
  4,043   Lamar Advertising Co., Class A*                          215,937
  8,788   Liberty Global, Inc., Class A*                           226,204
  8,026   NTL, Inc.                                                204,101
 50,548   Sirius Satellite Radio, Inc.*                            197,643
 16,560   XM Satellite Radio Holdings, Inc., Class A*              213,458
                                                              ------------
                                                                 1,712,589
                                                              ------------
          Multiline Retail--1.0%
  1,395   Sears Holdings Corp.*                                    220,536
                                                              ------------
          Pharmaceuticals--1.9%
  4,478   Sepracor, Inc.*                                          216,914
  6,012   Teva Pharmaceutical Industries Ltd. ADR (Israel)         204,949
                                                              ------------
                                                                   421,863
                                                              ------------
          Semiconductors & Semiconductor Equipment--12.7%
 10,585   Altera Corp.*                                            194,552
 12,600   Applied Materials, Inc.                                  223,398
  9,729   ATI Technologies, Inc. (Canada)*                         208,687
  7,288   Broadcom Corp., Class A*                                 221,118
 10,590   Intel Corp.                                              217,836
  4,819   KLA-Tencor Corp.                                         214,301
  5,031   Lam Research Corp.*                                      228,056
  6,186   Linear Technology Corp.                                  192,508
 11,430   Marvell Technology Group Ltd. (Bermuda)*                 221,399
  7,043   Maxim Integrated Products, Inc.                          197,697
  6,127   Microchip Technology, Inc.                               198,637
  7,432   NVIDIA Corp.*                                            219,913
  9,536   Xilinx, Inc.                                             209,315
                                                              ------------
                                                                 2,747,417
                                                              ------------
          Software--13.5%
 16,280   Activision, Inc.*                                        245,828
  6,483   Adobe Systems, Inc.*                                     242,788
  6,189   Autodesk, Inc.*                                          215,253


See Notes to Quarterly Portfolio of Investments.                         Page 3

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Common Stocks - (Continued)
          Software--(Continued)
 15,000   BEA Systems, Inc.*                                  $     228,000
 12,860   Cadence Design Systems, Inc.*                             218,106
 11,165   Check Point Software Technologies Ltd. (Israel)*          212,693
  6,799   Citrix Systems, Inc.*                                     246,191
  4,082   Electronic Arts, Inc.*                                    227,286
  6,760   Intuit, Inc.*                                             216,928
  8,270   Microsoft Corp.                                           226,019
 13,371   Oracle Corp.*                                             237,202
  8,599   Red Hat, Inc.*                                            181,267
 11,326   Symantec Corp.*                                           241,017
                                                              -------------
                                                                  2,938,578
                                                              -------------
          Specialty Retail--5.3%
  6,144   Bed Bath & Beyond, Inc.*                                  235,069
  8,342   PetSmart, Inc.                                            231,491
  8,596   Ross Stores, Inc.                                         218,424
  9,249   Staples, Inc.                                             225,028
 13,594   Urban Outfitters, Inc.*                                   240,478
                                                              -------------
                                                                  1,150,490
                                                              -------------
          Trading Companies & Distributors--1.0%
  5,630   Fastenal Co.                                              217,149
                                                              -------------
          Wireless Telecommunication Services--2.1%
  5,343   Millicom International Cellular SA (Luxembourg)*          218,636
  3,932   NII Holdings, Inc.*                                       244,413
                                                              -------------
                                                                    463,049
                                                              -------------
          Total Common Stocks
          (Cost $22,832,220)                                     21,776,429
                                                              -------------

          Total Investments--100.3%
          (Cost $22,832,220)(a)                                  21,776,429
          Net Other Assets & Liabilities--(0.3%)                    (76,091)
                                                              -------------
          Net Assets--100.0%                                  $  21,700,338
                                                              =============

          *Non-income producing security.

          ADR  American Depositary Receipt.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $809,364 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,865,155.


See Notes to Portfolio of Investments.                                  Page 4

First Trust NASDAQ-100-Technology Sector Index(SM) Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Common Stocks--100.4%
          Communications Equipment--18.6%
 17,921   Cisco Systems, Inc.*                                $       412,183
 19,069   Comverse Technology, Inc.*                                  408,839
178,325   JDS Uniphase Corp.*                                         390,532
 26,357   Juniper Networks, Inc.*                                     455,449
 10,102   QUALCOMM, Inc.                                              367,208
  4,824   Research In Motion Ltd. (Canada)*                           495,231
 11,747   Telefonaktiebolaget LM Ericsson ADR (Sweden)                404,684
 37,383   Tellabs, Inc.*                                              409,718
                                                                -------------
                                                                    3,343,844
                                                                -------------
          Computers & Peripherals--11.2%
  5,541   Apple Computer, Inc.*                                       426,823
 17,424   Dell, Inc.*                                                 397,964
 11,505   Network Appliance, Inc.*                                    425,800
  6,818   SanDisk Corp.*                                              365,036
 78,861   Sun Microsystems, Inc.*                                     391,939
                                                                -------------
                                                                    2,007,562
                                                                -------------
          Electrical Equipment--2.7%
 22,354   American Power Conversion Corp.                             490,894
                                                                -------------
          Electronic Equipment & Instruments--2.3%
  6,656   CDW Corp.                                                   410,542
                                                                -------------
          Internet Software & Services--9.1%
  9,656   Akamai Technologies, Inc.*                                  482,703
  1,030   Google, Inc., Class A*                                      413,957
 19,454   VeriSign, Inc.*                                             392,971
 13,618   Yahoo!, Inc.*                                               344,263
                                                                -------------
                                                                    1,633,894
                                                                -------------
          IT Services--2.3%
  5,537   Cognizant Technology Solutions Corp., Class A*              410,070
                                                                -------------
          Semiconductors & Semiconductor Equipment--28.6%
 19,784   Altera Corp.*                                               363,630
 23,550   Applied Materials, Inc.                                     417,542
 18,185   ATI Technologies, Inc. (Canada)*                            390,068
 13,623   Broadcom Corp., Class A*                                    413,322
 19,794   Intel Corp.                                                 407,163
  9,008   KLA-Tencor Corp.                                            400,586
  9,403   Lam Research Corp.*                                         426,237
 11,562   Linear Technology Corp.                                     359,809
 21,364   Marvell Technology Group Ltd. (Bermuda)*                    413,821
 13,165   Maxim Integrated Products, Inc.                             369,542
 11,452   Microchip Technology, Inc.                                  371,274

See Notes to Quarterly Portfolio of Investments.                      Page  1

First Trust NASDAQ-100-Technology Sector Index(SM) Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
          Common Stocks - (Continued)
          Semiconductors & Semiconductor Equipment--(Continued)
 13,891   NVIDIA Corp.*                                       $      411,035
 17,824   Xilinx, Inc.                                               391,237
                                                               -------------
                                                                   5,135,266
                                                               -------------
          Software--25.6%
 12,118   Adobe Systems, Inc.*                                       453,819
 11,569   Autodesk, Inc.*                                            402,370
 28,037   BEA Systems, Inc.*                                         426,162
 24,037   Cadence Design Systems, Inc.*                              407,668
 20,869   Check Point Software Technologies Ltd. (Israel)*           397,554
 12,709   Citrix Systems, Inc.*                                      460,193
 12,636   Intuit, Inc.*                                              405,489
 15,458   Microsoft Corp.                                            422,467
 24,993   Oracle Corp.*                                              443,376
 16,073   Red Hat, Inc.*                                             338,819
 21,170   Symantec Corp.*                                            450,498
                                                               -------------
                                                                   4,608,415
                                                               -------------
          Total Common Stocks
          (Cost $18,833,853)                                      18,040,487
                                                               -------------

          Total Investments--100.4%
          (Cost $18,833,853)(a)                                   18,040,487
          Net Other Assets & Liabilities--(0.4%)                     (68,645)
                                                               -------------
          Net Assets--100.0%                                   $  17,971,842
                                                               =============

          *Non-income producing security.

          ADR American Depositary Receipt.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $722,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,516,272.

See Notes to Quarterly Portfolio of Investments.                      Page  2

First Trust Amex(R) Biotechnology Index Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value
            Common Stocks--98.9%
            Biotechnology--85.1%
   15,107   Amgen, Inc.*                                           $  1,080,604
   76,932   Applera Corp - Celera Genomics Group*                     1,070,893
   24,159   Biogen Idec, Inc.*                                        1,079,424
   22,419   Celgene Corp.*                                              970,743
   16,405   Cephalon, Inc.*                                           1,013,009
   13,222   Genentech, Inc.*                                          1,093,459
   15,874   Genzyme Corp.*                                            1,071,019
   17,290   Gilead Sciences, Inc.*                                    1,187,823
  108,824   Human Genome Sciences, Inc.*                              1,255,829
   48,111   ICOS Corp.*                                               1,205,662
   28,787   ImClone Systems, Inc.*                                      815,248
   64,763   InterMune, Inc.*                                          1,063,408
   40,549   MedImmune, Inc.*                                          1,184,436
  107,554   Millennium Pharmaceuticals, Inc.*                         1,070,162
   37,984   Myogen, Inc.*                                             1,332,479
   62,482   PDL BioPharma, Inc.*                                      1,199,654
   30,025   Vertex Pharmaceuticals, Inc.*                             1,010,341
                                                                  -------------
                                                                     18,704,193
                                                                  -------------
            Life Sciences Tools & Services--13.8%
   49,526   Affymetrix, Inc.*                                         1,067,781
   16,671   Invitrogen, Corp.*                                        1,057,108
   63,278   Nektar Therapeutics*                                        911,836
                                                                  -------------
                                                                      3,036,725
                                                                  -------------
            Total Common Stocks
            (Cost $21,432,610)                                       21,740,918
                                                                  -------------

            Total Investments--98.9%
            (Cost $21,432,610)(a)                                    21,740,918
            Net Other Assets & Liabilities--1.1%                        242,113
                                                                   ------------
            Net Assets--100.0%                                     $ 21,983,031
                                                                   ============


            *Non-income producing security.

            (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,160,433 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $852,125.


See Notes to Quarterly Portfolio of Investments.                      Page  1

First Trust Dow Jones Internet Index(SM) Fund
Portfolio of Investments
September 30, 2006 (Unaudited)

                                                                 Market
Shares                                                           Value
         Common Stocks--97.0%
         Capital Markets--12.4%
85,489   E*TRADE Financial Corp.*                                $  2,044,897
49,193   TD Ameritrade Holding Corp.                                  927,288
                                                                 ------------
                                                                    2,972,185
                                                                 ------------
         Commercial Services & Supplies--3.5%
23,007   Monster Worldwide, Inc.*                                     832,623
                                                                 ------------
         Health Care Technology--3.5%
 8,853   Allscripts Healthcare Solutions, Inc.*                       198,750
55,720   Emdeon Corp.*                                                652,481
                                                                 ------------
                                                                      851,231
                                                                 ------------
         Internet & Catalog Retail--14.2%
60,525   Amazon.com, Inc.*                                          1,944,063
 3,883   Audible, Inc.*                                                28,191
40,307   IAC/InterActiveCorp*                                       1,159,229
 2,426   Overstock.com, Inc.*                                          42,528
 6,710   Priceline.com, Inc.*                                         246,861
                                                                 ------------
                                                                    3,420,872
                                                                 ------------
         Internet Software & Services--50.2%
23,160   Akamai Technologies, Inc.*                                 1,157,768
13,811   aQuantive, Inc.*                                             326,216
15,067   Ariba, Inc.*                                                 112,852
 7,727   Autobytel, Inc.*                                              22,640
92,421   CMGI, Inc.*                                                   97,966
27,553   CNET Networks, Inc.*                                         263,958
 6,440   Digital Insight Corp.*                                       188,821
 7,900   Digital River, Inc.*                                         403,848
22,930   EarthLink, Inc.*                                             166,701
86,264   eBay, Inc.*                                                2,446,446
 5,403   Google, Inc., Class A*                                     2,171,466
 6,206   InfoSpace, Inc.*                                             114,439
 7,725   Interwoven, Inc.*                                             85,207
 9,943   j2 Global Communications, Inc.*                              270,151
 4,447   Jupitermedia Corp.*                                           38,511
21,103   RealNetworks, Inc.*                                          223,903
12,998   United Online, Inc.                                          158,316
20,512   ValueClick, Inc.*                                            380,292
49,057   VeriSign, Inc.*                                              990,951
 5,955   Vignette Corp.*                                               80,631
11,047   webMethods, Inc.*                                             84,510
 9,444   Websense, Inc.*                                              204,085
82,804   Yahoo!, Inc.*                                              2,093,285
                                                                 ------------
                                                                   12,082,963
                                                                 ------------

See Notes to Quarterly Portfolio of Investments.                       Page 1

First Trust Dow Jones Internet Index(SM) Fund
Portfolio of Investments - (Continued)
September, 2006 (Unaudited)


                                                                 Market
Shares                                                           Value
         IT Services--3.0%
15,136   CheckFree Corp.*                                        $    625,420
16,276   Sapient Corp.*                                                88,704
                                                                 ------------
                                                                      714,124
                                                                 ------------
         Software--10.2%
10,628   Agile Software Corp.*                                         69,401
74,767   BEA Systems, Inc.*                                         1,136,458
34,460   Check Point Software Technologies Ltd.(Israel)*              656,463
 8,163   Internet Security Systems, Inc.*                             226,605
42,092   TIBCO Software, Inc.*                                        377,986
                                                                 ------------
                                                                    2,466,913
                                                                 ------------
         Total Common Stocks
         (Cost $22,720,360)                                        23,340,911
                                                                 ------------

         Total Investments--97.0%
         (Cost $22,720,360)(a)                                     23,340,911
         Net Other Assets & Liabilities--3.0%                         727,712
                                                                 ------------
         Net Assets--100.0%                                      $ 24,068,623
                                                                 ============

         *Non-income producing security.

       (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,912,128 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,291,577.


See Notes to Quarterly Portfolio of Investments.                       Page 2

First Trust DB Strategic Value Index Fund
Portfolio of Investments
September 30, 2006 (Unaudited)


                                                              Market
Shares                                                        Value
         Common Stocks--100.1%
         Automobiles--2.6%
 7,372   Harley-Davidson, Inc.                                $    462,593
                                                              ------------
         Biotechnology--5.0%
 6,257   Amgen, Inc.*                                              447,563
 9,829   Biogen Idec, Inc.*                                        439,160
                                                              ------------
                                                                   886,723
                                                              ------------
         Chemicals--2.6%
11,584   Dow Chemical (The) Co.                                    451,544
                                                              ------------
         Communications Equipment--2.6%
18,589   Motorola, Inc.                                            464,725
                                                              ------------
         Computers & Peripherals--7.6%
19,676   Dell, Inc.*                                               449,400
37,703   EMC Corp.*                                                451,682
 5,385   International Business Machines Corp.                     441,247
                                                              ------------
                                                                 1,342,329
                                                              ------------
         Hotels, Restaurants & Leisure--2.7%
10,156   Carnival Corp. (Panama)                                   477,637
                                                              ------------
         Machinery--7.5%
 9,827   Illinois Tool Works, Inc.                                 441,232
11,181   Ingersoll-Rand Co. Ltd., Class A (Bermuda)                424,654
 7,949   Paccar, Inc.                                              453,253
                                                              ------------
                                                                 1,319,139
                                                              ------------
         Media--2.5%
 7,670   Gannett Co., Inc.                                         435,886
                                                              ------------
         Metals & Mining--7.0%
14,789   Alcoa, Inc.                                               414,684
 8,592   Nucor Corp.                                               425,218
 4,622   Phelps Dodge Corp.                                        391,483
                                                              ------------
                                                                 1,231,385
                                                              ------------
         Oil, Gas & Consumable Fuels--21.3%
 6,553   Apache Corp.                                              414,150
 6,537   Chevron Corp.                                             423,990
 6,950   ConocoPhillips                                            413,734
 6,129   Devon Energy Corp.                                        387,046
 6,787   EOG Resources, Inc.                                       441,493
 6,316   Exxon Mobil Corp.                                         423,804
 9,500   Hess Corp.                                                393,490
 5,381   Marathon Oil Corp.                                        413,799

See Notes to Quarterly Portfolio of Investments.                    Page 1


First Trust DB Strategic Value Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)

                                                              Market
Shares                                                        Value
         Common Stocks - (Continued)
         Oil, Gas & Consumable Fuels--(Continued)
 8,939   Occidental Petroleum Corp.                           $     430,055
                                                              -------------
                                                                  3,741,561
                                                              -------------
         Pharmaceuticals--17.9%
18,827   Bristol-Myers Squibb Co.                                   469,169
 7,792   Eli Lilly & Co.                                            444,144
 9,297   Forest Laboratories, Inc.*                                 470,521
 6,737   Johnson & Johnson                                          437,501
10,520   Merck & Co., Inc.                                          440,788
15,576   Pfizer, Inc.                                               441,735
 8,869   Wyeth                                                      450,900
                                                              -------------
                                                                  3,154,758
                                                              -------------
         Road & Rail--2.6%
10,268   Norfolk Southern Corp.                                     452,305
                                                              -------------
         Semiconductors & Semiconductor Equipment--7.9%
26,054   Applied Materials, Inc.                                    461,937
22,280   Intel Corp.                                                458,300
14,018   Texas Instruments, Inc.                                    466,099
                                                              -------------
                                                                  1,386,336
                                                              -------------
         Specialty Retail--5.1%
12,451   Home Depot (The), Inc.                                     451,598
15,783   Lowe's Cos., Inc.                                          442,871
                                                              -------------
                                                                    894,469
                                                              -------------
         Textiles, Apparel & Luxury Goods--2.7%
 5,305   NIKE, Inc., Class B                                        464,824
                                                              -------------
         Wireless Telecommunication Services--2.5%
25,787   Sprint Nextel Corp.                                        442,247
                                                              -------------
         Total Common Stocks
         (Cost $17,125,029)                                      17,608,461
                                                              -------------

         Total Investments--100.1%
         (Cost $17,125,029) (a)                                  17,608,461
         Net Other Assets & liabilities --(0.1%)                    (10,315)
                                                              -------------
         Net Assets--100.0%                                   $  17,598,146
                                                              =============

         *Non-income producing security.

See Notes to Quarterly Portfolio of Investments.                    Page 2

First Trust DB Strategic Value Index Fund
Portfolio of Investments - (Continued)
September 30, 2006 (Unaudited)


         (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $750,489 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $267,057.


See Notes to Quarterly Portfolio of Investments.                    Page 3

First Trust Exchange -Traded Fund
Notes to Quarterly Portfolio of Investments
September 30, 2006 (Unaudited)


1. Valuation and Investment Practices

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eight funds: First Trust Dow
Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust
NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First
Trust Dow Jones Internet Index(SM) Fund and First Trust DB Strategic Value Index Fund (the "Funds"). Each Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded Fund
               -------------------------------------------------------

By:  /s/ James A. Bowen
     -----------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date: November 29, 2006
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
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    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)

Date: November 29, 2006
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By:  /s/ Mark R. Bradley
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     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: November 29, 2006
      ----------------------------------------------------------------